Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2011
Cash and Cash Equivalents, at Carrying Value [Abstract]
CASH AND CASH EQUIVALENTS
3. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include amounts on deposit in banks and cash invested temporarily in various highly liquid financial instruments with original maturities of three months or less when acquired.

Cash and cash equivalents consist of the following components:

	31 March
(Millions of US dollars)	2011	2010

Cash at bank and on hand	$9.5	$13.1
Short-term deposits	9.1	6.1

Total cash and cash equivalents	$18.6	$19.2